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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco High Income Trust II Quarterly Schedule of Portfolio Holdings May 31, 2018

invesco.com/us	VK-CE-HINC2-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2018

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–130.46% (b)

Advertising–1.01%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,261,000	$1,281,491

Aerospace & Defense–3.39%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(c)	203,000	204,015

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/2023(c)	449,000	449,561
7.50%, 03/15/2025(c)	613,000	636,049
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	533,000	558,984
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	455,000	465,806
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	154,000	157,465
6.50%, 05/15/2025	1,189,000	1,209,094
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(c)	601,000	616,025
		4,296,999

Agricultural & Farm Machinery–0.73%

Titan International, Inc., Sr. Sec. Gtd. First Lien Notes, 6.50%, 11/30/2023(c)	914,000	920,855

Agricultural Products–0.37%

Kernel Holding SA (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(c)	457,000	474,058

Air Freight & Logistics–0.20%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(c)	249,000	255,910

Alternative Carriers–0.82%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	466,000	444,098
5.38%, 05/01/2025	612,000	593,640
		1,037,738

Aluminum–1.07%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(c)	800,000	850,160
Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(c)	63,000	61,904
6.25%, 08/15/2024(c)	431,000	437,508
		1,349,572

	Principal Amount	Value

Apparel Retail–1.82%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	$849,000	$815,040
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	999,000	1,021,477
6.75%, 07/01/2036	104,000	94,120
6.88%, 11/01/2035	416,000	380,120
		2,310,757

Auto Parts & Equipment–0.97%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(c)	265,000	263,344
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	229,000	231,576
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(c)	445,000	426,088
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(c)	328,000	310,780
		1,231,788

Automobile Manufacturers–0.83%

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(c)	1,026,000	1,046,520
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(d)(e)	1,640,000	0
		1,046,520

Automotive Retail–1.24%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(c)	230,000	226,550
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	613,000	608,403
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	749,000	739,637
		1,574,590

Broadcasting–3.51%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	533,650
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	847,000	847,000
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	475,000	488,680
Sr. Unsec. Notes, 5.88%, 11/15/2028(c)	441,000	447,134
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	525,000	514,841

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Broadcasting–(continued)

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(c)	$3,000	$2,974
5.38%, 07/15/2026(c)	356,000	345,320
6.00%, 07/15/2024(c)	663,000	681,233
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	575,000	584,344
		4,445,176

Building Products–1.08%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	557,000	561,456
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(c)	500,000	470,937
6.00%, 10/15/2025(c)	200,000	203,000
William Lyon Homes Inc., Sr. Unsec. Notes, 6.00%, 09/01/2023(c)	136,000	136,510
		1,371,903

Cable & Satellite–12.26%

Altice France S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	910,000	907,725
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(c)	503,000	492,311
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	121,000	114,043
5.00%, 04/01/2024	491,000	478,111
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	675,000	681,750
Sr. Unsec. Notes, 5.75%, 02/15/2026(c)	1,445,000	1,419,279
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(c)	215,000	222,525
Sr. Unsec. Notes, 10.13%, 01/15/2023(c)	1,395,000	1,550,194
10.88%, 10/15/2025(c)	419,000	486,564
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,865,000	1,555,876
7.75%, 07/01/2026	178,000	154,193
7.88%, 09/01/2019	1,076,000	1,117,426
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	171,000	163,305
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	662,330
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	934,000	819,001
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	471,000	463,935
7.50%, 04/01/2021	448,000	440,160

	Principal Amount	Value

Cable & Satellite–(continued)

Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(c)	$400,000	$390,069
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	855,000	868,894
UPC Holding B.V. (Netherlands), Sr. Sec. First Lien Notes, 5.50%, 01/15/2028(c)	200,000	183,500
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(c)	250,000	241,250
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(c)	218,000	212,419
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	269,000	255,886
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	630,000	610,312
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	633,888
Ziggo B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(c)	175,000	167,510
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	250,000	237,500
		15,529,956

Casinos & Gaming–3.22%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	230,000	236,325
6.88%, 05/15/2023	890,000	937,837
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(c)	240,000	231,300
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	325,000	336,375
7.75%, 03/15/2022	327,000	358,883
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	467,000	491,517
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	806,000	867,466
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(c)	626,000	615,045
		4,074,748

Commodity Chemicals–0.58%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	446,000	453,247

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Commodity Chemicals–(continued)

Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(c)	$290,000	$281,489
		734,736

Construction & Engineering–0.20%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	266,000	247,380

Construction Machinery & Heavy Trucks–0.60%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	312,625
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(c)	444,000	441,225
		753,850

Consumer Finance–2.81%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	704,000	697,840
5.13%, 09/30/2024	900,000	924,750
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	240,000	258,005
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(f)	356,000	346,655
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	325,000	344,906
8.00%, 03/25/2020	640,000	682,240
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R. (Mexico), Sr. Unsec. Notes, 7.38%, 02/12/2026(c)	320,000	300,400
		3,554,796

Copper–0.82%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(c)	825,000	830,672
7.50%, 04/01/2025(c)	205,000	201,669
		1,032,341

Data Processing & Outsourced Services–1.19%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	401,100
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,047,000	1,099,350
		1,500,450

Diversified Banks–1.88%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Variable Rate Notes, 5.99% (3 mo. USD LIBOR + 3.63%)(f)(g)	65,000	65,406
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 7.63%, 11/21/2022	200,000	217,375

	Principal Amount	Value

Diversified Banks–(continued)

Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(c)	$385,000	$485,672
JPMorgan Chase & Co., Series I, Jr. Unsec. Sub. Global Variable Rate Notes, 5.83% (3 mo. USD LIBOR + 3.47%)(f)(g)	460,000	463,450
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,129,000	1,147,276
		2,379,179

Diversified Chemicals–0.59%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	243,000	255,522
7.00%, 05/15/2025	210,000	226,275
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(c)	264,000	262,020
		743,817

Diversified Metals & Mining–2.32%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,044,000	965,700
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(c)	532,000	561,260
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	503,000	510,701
Sr. Unsec. Notes, 6.13%, 10/01/2035	445,000	461,687
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.38%, 07/30/2022(c)	444,000	438,450
		2,937,798

Diversified Support Services–0.19%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(c)	240,000	241,896

Electric Utilities–0.24%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	298,000	308,632

Electronic Equipment & Instruments–0.35%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(c)	460,000	442,750

Environmental & Facilities Services–1.63%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(c)	397,000	397,992

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Environmental & Facilities Services–(continued)

Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(c)	$595,000	$574,175
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(c)	634,000	616,565
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(c)	364,000	352,170
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(c)	123,000	117,773
		2,058,675

Fertilizers & Agricultural Chemicals–0.41%

OCI N.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(c)	504,000	520,380

Food Distributors–0.83%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(c)	1,025,000	1,048,063

Food Retail–2.24%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(c)	1,647,000	1,568,768
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024 714,000		674,944
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	596,000	596,000
		2,839,712

Gas Utilities–1.76%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	404,000	401,980
5.88%, 08/20/2026	622,000	608,005
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	373,000	347,822
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	900,000	871,380
		2,229,187

Health Care Equipment–0.95%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(c)(h)	507,000	514,706
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(c)	596,000	584,080
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	109,000	107,093
		1,205,879

	Principal Amount	Value

Health Care Facilities–4.61%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	$375,000	$390,000
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	285,000	269,237
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	677,000	634,687
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	159,260	84,408
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	620,000	635,500
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	640,500
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,439,000	1,449,792
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	309,178
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	531,900
5.88%, 02/15/2026	360,000	363,154
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	430,000	416,562
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	110,000	110,413
		5,835,331

Health Care REITs–0.65%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	874,000	823,797

Health Care Services–4.28%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(c)	410,000	401,800
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	656,000	623,397
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(c)	204,000	216,281
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(c)	481,000	477,994
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	437,000	431,537
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(c)	970,000	1,008,800
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(c)	130,000	121,875
8.88%, 04/15/2021(c)	96,000	98,880

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Health Care Services–(continued)

Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(c)	$450,000	$391,500
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(c)	106,000	111,454
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	909,000	906,727
8.13%, 04/01/2022	605,000	634,500
		5,424,745

Home Improvement Retail–0.71%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(c)	933,000	902,678

Homebuilding–3.56%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(c)	343,000	330,566
6.88%, 02/15/2021(c)	402,000	407,025
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2027	85,000	75,659
6.75%, 03/15/2025	641,000	624,975
8.75%, 03/15/2022	400,000	429,000
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	400,000	432,000
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	135,000	134,845
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026(c)	133,000	130,273
5.38%, 10/01/2022(c)	640,000	659,200
8.38%, 01/15/2021(c)	112,000	123,760
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	300,000	317,250
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(c)	297,000	289,946
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	556,220
		4,510,719

Household Products–1.80%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	278,134	279,872
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(c)	207,000	203,636
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	614,000	631,238
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	663,000	659,685
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	492,000	501,496
		2,275,927

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.79%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	$1,199,000	$1,216,985
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	294,000	268,642
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	306,000	317,475
6.63%, 01/15/2027	167,000	173,263
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	275,000	289,547
		2,265,912

Industrial Machinery–1.03%

Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(c)	879,000	908,666
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	401,000	395,988
		1,304,654

Insurance Brokers–0.17%

HUB International Ltd., Sr. Unsec. Notes, 7.00%, 05/01/2026(c)	209,000	209,598

Integrated Oil & Gas–1.35%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	479,000	425,113
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	675,000	605,542
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.88%, 08/04/2026	201,000	212,541
Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(c)	490,000	462,560
		1,705,756

Integrated Telecommunication Services–1.90%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	587,000	603,906
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	580,000	597,400
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(c)	417,000	375,300
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	169,000	152,945
11.00%, 09/15/2025	344,000	276,920
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	92,000	93,840
7.20%, 07/18/2036	289,000	308,507
		2,408,818

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Internet Software & Services–1.86%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	$258,000	$258,967
5.38%, 03/15/2027	350,000	353,500
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	1,171,000	1,195,884
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(c)	541,000	551,820
		2,360,171

Leisure Facilities–0.74%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	259,000	260,943
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(c)	700,000	677,250
		938,193

Leisure Products–0.89%

Mattel, Inc., Sr. Unsec. Global Notes, 5.45%, 11/01/2041	212,000	171,148
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(c)	867,000	847,926
Sr. Unsec. Notes, 6.20%, 10/01/2040	118,000	102,046
		1,121,120

Life Sciences Tools & Services–0.13%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(c)	164,000	165,025

Managed Health Care–1.08%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	306,000	304,852
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(c)	331,000	316,105
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	745,000	745,000
		1,365,957

Metal & Glass Containers–1.15%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(c)	200,000	196,500
7.25%, 05/15/2024(c)	335,000	350,913
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	425,000	434,562
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	333,000	344,239
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(c)	138,000	130,065
		1,456,279

	Principal Amount	Value

Movies & Entertainment–0.45%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$575,000	$564,219

Oil & Gas Drilling–1.59%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	24,000	20,070
7.75%, 02/01/2026	569,000	544,106
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	422,000	397,735
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	372,000	351,540
6.50%, 12/15/2021	152,000	155,831
7.75%, 12/15/2023	92,000	97,750
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	480,000	445,200
		2,012,232

Oil & Gas Equipment & Services–1.04%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	230,000	230,863
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	503,000	513,060
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	511,000	399,857
8.25%, 06/15/2023	175,000	170,188
		1,313,968

Oil & Gas Exploration & Production–9.18%

Ascent Resources Utica Holdings, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(c)	532,000	575,890
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	525,000	532,219
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	420,000	423,187
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	314,000	278,675
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(c)	410,000	407,950
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	488,000	461,160
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(c)	296,000	293,040
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	666,000	706,792
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	641,000	651,416
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(c)	887,000	918,045

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	$220,000	$216,425
5.63%, 03/01/2026	207,000	198,461
Sr. Unsec. Notes, 6.88%, 03/01/2021	591,000	629,415
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	497,000	469,665
5.88%, 07/01/2022	429,000	434,363
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 01/15/2025	479,000	493,969
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	292,000	297,840
6.75%, 09/15/2026	270,000	274,725
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/2022	366,000	356,850
7.50%, 04/01/2026	373,000	387,927
Tullow Oil PLC (Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(c)	351,000	349,245
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	880,000	899,800
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	791,000	811,764
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	563,000	560,185
		11,629,008

Oil & Gas Refining & Marketing–0.62%

Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(c)	411,000	407,918
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(c)	395,000	378,216
		786,134

Oil & Gas Storage & Transportation–5.81%

Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	321,000	343,714
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	460,000	453,100
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	794,000	809,880
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	1,102,000	1,146,080
Energy Transfer Partners, L.P., Series A, Jr. Unsec. Sub. Global Notes, 6.25%(f)	400,000	376,310
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(c)	253,000	253,633

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(c)	$99,000	$96,490
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(f)	423,000	406,080
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	702,000	751,325
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	515,000	489,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	478,000	473,220
5.25%, 05/01/2023	266,000	268,660
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(c)	267,000	268,586
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	876,000	883,665
Sr. Unsec. Notes, 7.88%, 09/01/2021	304,000	342,076
		7,362,069

Other Diversified Financial Services–1.28%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(c)	521,000	537,281
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(c)	457,000	459,285
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(c)	474,000	457,410
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(c)	165,000	171,288
		1,625,264

Packaged Foods & Meats–1.80%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	359,000	338,358
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	350,122
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	200,000	197,252
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(c)	176,000	165,000
Lamb Weston Holdings Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(c)	412,000	406,850
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	796,000	818,407
		2,275,989

Paper Packaging–0.79%

Graphic Packaging International LLC, Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	480,578

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Paper Packaging–(continued)

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(c)	$536,000	$514,560
		995,138

Paper Products–0.86%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	200,000	206,000
7.75%, 12/01/2022	57,000	59,921
Sr. Unsec. Notes, 5.50%, 01/15/2026(c)	170,000	167,025
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(c)	693,000	658,350
		1,091,296

Pharmaceuticals–2.58%

Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	204,102
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	460,000	438,331
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 6.00%, 04/15/2024	315,000	312,205
Valeant Pharmaceuticals International, Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(c)	346,000	340,810
Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(c)	1,136,000	1,130,036
5.88%, 05/15/2023(c)	227,000	216,501
6.13%, 04/15/2025(c)	400,000	371,500
7.25%, 07/15/2022(c)	250,000	254,425
		3,267,910

Publishing–0.83%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(c)	1,043,000	1,056,038

Restaurants–0.90%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	324,000	338,985
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(c)	619,000	586,503
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(c)	232,000	218,660
		1,144,148

Security & Alarm Services–1.08%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(c)	379,000	342,047

	Principal Amount	Value

Security & Alarm Services–(continued)

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	$970,000	$1,030,334
		1,372,381

Semiconductor Equipment–0.19%

Entegris Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/10/2026(c)	252,000	242,865

Semiconductors–0.65%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	595,000	621,983
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(c)	200,000	204,460
		826,443

Specialized Consumer Services–1.16%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(c)	424,000	411,810
Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,054,000
		1,465,810

Specialized Finance–2.10%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(c)	430,000	451,500
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	155,000	166,044
Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	861,000
5.50%, 02/15/2022	146,000	152,205
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	168,000	171,150
5.00%, 08/01/2023	415,000	420,187
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	103,000	105,575
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	330,000	334,950
		2,662,611

Specialized REITs–1.09%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	532,325
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	386,000	399,992
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(c)	474,000	452,670
		1,384,987

Specialty Chemicals–2.27%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	423,000	425,644

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Specialty Chemicals–(continued)

Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(c)	$472,000	$467,280
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(c)	793,000	764,254
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	395,000	402,406
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	413,000	436,231
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	380,000	383,800
		2,879,615

Steel–1.59%

Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	697,000	667,813
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(c)	439,000	447,780
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	876,000	900,265
		2,015,858

Technology Distributors–0.14%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	176,000	174,733

Technology Hardware, Storage & Peripherals–2.53%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(c)	1,253,000	1,262,398
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 8.35%, 07/15/2046(c)	184,000	223,681
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(c)	1,191,000	1,280,003
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	451,000	441,416
		3,207,498

Textiles–0.40%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(c)	491,000	502,048

Trading Companies & Distributors–2.21%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(c)	647,000	628,399
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	846,000	838,597
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(c)	612,000	659,430
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	476,621
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	197,000	195,523
		2,798,570

	Principal Amount	Value

Trucking–1.13%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(c)	$269,000	$249,833
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(c)	179,000	174,749
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	982,000	1,005,028
		1,429,610

Wireless Telecommunication Services–6.38%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(c)	866,000	834,607
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(c)	425,000	409,190
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(c)	84,000	78,960
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(c)	438,000	333,975
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(c)	451,000	444,799
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	895,000	839,062
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	390,000	461,175
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	816,000	846,600
7.63%, 02/15/2025	434,000	448,105
7.88%, 09/15/2023	1,599,000	1,682,148
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	351,000	367,234
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,270,000	1,330,198
		8,076,053
Total U.S. Dollar Denominated Bonds & Notes (Cost $167,313,588)		165,218,757

Variable Rate Senior Loan Interests–1.57%(i)

Food Retail–1.57%

Albertson’s LLC, Term Loan B-4, 4.65% (3 mo. USD LIBOR + 2.75%), 08/25/2021	1,461,211	1,448,338
Bridge Term Loan, —%, 04/18/2019(e)(j)	540,000	540,000
Total Variable Rate Senior Loan Interests (Cost $1,959,915)		1,988,338

Non-U.S. Dollar Denominated Bonds & Notes–1.29%(k)

Beverage & Tobacco–0.18%

Sunshine Mid B.V. (Netherlands), Sr. Unsec. Gtd. Bonds, 6.50%, 05/15/2026(c)	EUR	200,000	227,682

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

		Principal Amount	Value

Cable & Satellite–0.18%

Tele Columbus AG (Germany), Sr. Sec. Notes, 3.88%, 05/02/2025(c)	EUR	200,000	$226,385

Diversified Chemicals–0.41%

Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	450,000	520,873

Food Retail–0.29%

Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.63%, 03/15/2025(c)	GBP	300,000	361,338

Packaged Foods & Meats–0.14%

Darling Global Finance B.V., Sr. Unsec. Gtd. Bonds, 3.63%, 05/15/2026(c)	EUR	150,000	176,471

Textiles–0.09%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(c)	EUR	100,000	117,728
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,712,244)			1,630,477

		Shares

Preferred Stocks–0.68%

Diversified Banks–0.59%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		596	749,172

Specialized Finance–0.09%

CIT Group Inc., Series A, 5.80% Pfd.		115,000	114,569
Total Preferred Stocks (Cost $882,357)			863,741

Money Market Funds–1.96%
Invesco Government & Agency Portfolio – Institutional Class, 1.64% (l)		868,881	868,881
Invesco Liquid Assets Portfolio – Institutional Class, 1.86% (l)		620,525	620,649
Invesco Treasury Portfolio – Institutional Class, 1.64% (l)		993,007	993,007
Total Money Market Funds (Cost $2,482,535)			2,482,537
TOTAL INVESTMENTS IN SECURITIES–135.96% (Cost $174,350,639)			172,183,850
OTHER ASSETS LESS LIABILITIES–1.59%			2,010,292
BORROWINGS–(37.55)%			(47,550,000)
NET ASSETS–100.00%			$126,644,142

Investment Abbreviations:
Conv.	— Convertible
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
LIBOR	— London Interbank Offered Rate
mo.	— month
Pfd.	— Preferred
PIK	— Pay-in-Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
USD	— U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $75,407,957, which represented 59.54% of the Trust’s Net Assets.

(d)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2018 represented less than 1% of the Trust’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	This variable rate interest will settle after May 31, 2018, at which time the interest rate will be determined.

(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(l)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2018.

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
05/31/2018	Barclays Bank PLC	EUR	197,500	USD	236,328	$5,431
05/31/2018	Barclays Bank PLC	GBP	260,000	USD	363,601	18,035
05/31/2018	Goldman Sachs International Inc.	EUR	913,169	USD	1,121,667	54,082
08/31/2018	Barclays Bank PLC	EUR	956,168	USD	1,126,429	504
08/31/2018	Barclays Bank PLC	GBP	260,000	USD	348,078	949
Subtotal—Appreciation						79,001
05/31/2018	Barclays Bank PLC	USD	1,118,411	EUR	956,168	(555)
05/31/2018	Barclays Bank PLC	USD	346,502	GBP	260,000	(936)
05/31/2018	State Street Bank and Trust Co.	USD	191,489	EUR	154,500	(10,863)
Subtotal—Depreciation						(12,354)
Total Forward Foreign Currency Contracts—Currency Risk						$66,647

Abbreviations:
EUR	— Euro	GBP	— British Pound Sterling	USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer

Invesco High Income Trust II

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco High Income Trust II

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.

Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

H.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

I.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco High Income Trust II

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$165,218,757	$0	$165,218,757
Variable Rate Senior Loan Interests	—	1,448,338	540,000	1,988,338
Non U.S. Dollar Denominated Bonds & Notes	—	1,630,477	—	1,630,477
Preferred Stocks	749,172	114,569	—	863,741
Money Market Funds	2,482,537	—	—	2,482,537
Total Investments in Securities	3,231,709	168,412,141	540,000	172,183,850
Other Investments – Assets*
Forward Foreign Currency Contracts	—	79,001	—	79,001
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(12,354)	—	(12,354)
Total Other Investments	—	66,647	—	66,647
Total Investments	$3,231,709	$168,478,788	$540,000	$172,250,497
*	Unrealized appreciation (depreciation).

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.